Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	psfi1_SupplementTextBlock

Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012

to the Prospectus dated May 1, 2012, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC ("AGI Capital"), the investment sub-adviser to the Small Cap Growth Fund, will change its name to "Allianz Global Investors U.S. LLC." Accordingly, upon the effective date of AGI Capital's name change, all references in the Prospectus to "Allianz Global Investors Capital" are hereby replaced with "Allianz Global Investors U.S. LLC."

Penn Series Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psfi1_SupplementTextBlock

Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012

to the Prospectus dated May 1, 2012, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC ("AGI Capital"), the investment sub-adviser to the Small Cap Growth Fund, will change its name to "Allianz Global Investors U.S. LLC." Accordingly, upon the effective date of AGI Capital's name change, all references in the Prospectus to "Allianz Global Investors Capital" are hereby replaced with "Allianz Global Investors U.S. LLC."